COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6   -    COMMITMENTS AND CONTINGENT LIABILITIES

a.        Commitments:

The Company and its subsidiaries entered into premises lease agreements that will expire between 2017 and 2019.

Future minimum lease commitments of the Company and its subsidiaries under the above leases, at exchange rates in effect on December 31, 2015, are as follows:

Years ending December 31:	U.S. dollars in thousands
2016	$548
2017	539
2018	246
2019	46
$1,379

Rental expense totaled $529 thousand, $603 thousand and $581 thousand in the years ended December 31, 2015, 2014 and 2013, respectively.

b.        Contingent liabilities:

The Company has provided bank guarantees relating to future performance on certain contracts. As of December 31, 2015, contingent liabilities on outstanding bank guarantees aggregated to an amount of approximately $40 thousand.